Taxation - Summary of Deferred Tax Assets And Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Deferred tax assets	¥ 24,884	¥ 22,354
Deferred tax liabilities	(2,849)	(29,714)
Net deferred tax assets	22,307	121
Net deferred tax liabilities	¥ (272)	¥ (7,481)